Related Party Transactions (Narrative) (Details)	3 Months Ended		9 Months Ended			12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Interest expense	$ 342,590	$ 465,188		$ 886,576	$ 1,112,485
Officers, directors, and companies controlled by officers and directors, and shareholders [Member]
Disclosure of transactions between related parties [line items]
Accounts payable and accrued liabilities							$ 208,215	$ 110,528
FWP Holdings LLC [Member]
Disclosure of transactions between related parties [line items]
Total loans received from companies owned by CEO and Chairman						$ 3,670,000	25,000
Loans repaid				$ 25,000
Loans outstanding			$ 3,670,000
Interest expense					$ 177,174		$ 247,414
Countryman Investments Ltd [Member]
Disclosure of transactions between related parties [line items]
Total loans received from companies owned by CEO and Chairman						$ 250,000
Interest rate per annum							12.00%
Loans repaid			$ 250,000
Director, CEO and Chairman [Member]
Disclosure of transactions between related parties [line items]
Personal guarantee amount to support operating line of credit								2,510,000
Joint guarantee amount to support operating line of credit								5,020,000
Operating line of credit								$ 8,000,000